Schedule of Investments ─ NYLIM MacKay California Muni Intermediate ETF (formerly, NYLI MacKay California Muni Intermediate ETF)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds — 96.4%

Airport — 4.4%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds
Series B
5.000%, due 7/1/33	$1,750,000	$1,910,674
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series A Insured: AG
5.000%, due 6/1/32	200,000	222,063
Series B Insured: AG
5.000%, due 6/1/32	200,000	222,063
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A Insured: BAM
4.000%, due 3/1/34	500,000	501,911
San Diego County Regional Airport Authority, Revenue Bonds
Series B
5.250%, due 7/1/36	500,000	546,102
San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds
Series A
5.000%, due 5/1/31	550,000	591,193
		3,994,006
Development — 1.1%
California Statewide Communities Development Authority, Revenue Bonds
Series R1
4.125%, due 9/2/29	545,000	545,122
California Statewide Communities Development Authority, Special Assessment
Series C
5.000%, due 9/2/34	475,000	486,142
		1,031,264
Education — 2.3%
California School Finance Authority, Revenue Bonds
5.000%, due 8/1/46	350,000	333,493
California State University, Revenue Bonds
Series A
5.000%, due 11/1/36	1,500,000	1,712,506
		2,045,999
General — 30.0%
California Community Choice Financing Authority, Revenue Bonds
5.250%, due 1/1/54(a)(b)	2,000,000	2,096,289
5.500%, due 10/1/54(a)(b)	990,000	1,067,229
Series 1
5.000%, due 4/1/56(a)(b)	1,200,000	1,257,690
Series 2
3.895%, (SOFR + 1.45%), due 4/1/56(a)(b)	750,000	744,515
Series B-1
4.000%, due 2/1/52(a)(b)	1,000,000	999,231
Series C
5.000%, due 12/1/55(a)(b)	1,000,000	1,029,461
5.250%, due 2/1/36	2,000,000	2,127,607
Series D
5.000%, due 2/1/55(a)(b)	620,000	660,817
Series E
5.000%, due 7/1/35	1,000,000	1,080,391
	Principal Amount	Value
Municipal Bonds (continued)

General (continued)
Series G
5.000%, due 10/1/34	$2,375,000	$2,510,848
California Infrastructure & Economic Development Bank, Revenue Bonds
3.250%, due 6/1/33	1,500,000	1,479,040
California State Public Works Board, Revenue Bonds
Series A
5.000%, due 9/1/35	1,750,000	1,989,670
Cathedral City Redevelopment Agency Successor Agency, Tax Allocation
Series A Insured: BAM
4.000%, due 8/1/32	140,000	143,743
City of Newport Beach CA, Special Assessment
Series A
4.125%, due 9/2/38	615,000	607,730
Commonwealth of Puerto Rico, Notes
0.000%, due 11/1/51(c)	96,127	51,188
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.000%, due 10/1/28	225,000	230,621
5.000%, due 10/1/30	400,000	415,554
Mountain House Financing Authority, Revenue Bonds
3.000%, due 12/1/37	295,000	253,271
Municipal Improvement Corp. of Los Angeles, Revenue Bonds
Series B
4.000%, due 11/1/35	775,000	777,572
Northern California Sanitation Agencies Financing Authority, Revenue Bonds
3.000%, due 12/1/34	1,000,000	961,265
Perris Joint Powers Authority, Special Tax
Series A
3.500%, due 9/1/29	315,000	309,757
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds
Series A1
3.190%, due 7/1/27(c)	608,000	590,843
San Francisco City & County Redevelopment Agency Successor Agency, Tax Allocation
Series B Insured: AG
5.000%, due 8/1/40	190,000	207,872
San Joaquin Valley Clean Energy Authority, Revenue Bonds
Series A
5.500%, due 1/1/56(a)(b)	750,000	808,769
Santa Fe Springs Public Financing Authority, Revenue Bonds
Insured: AG
5.000%, due 6/1/27	700,000	713,721
Southern California Logistics Airport Authority, Tax Allocation
Series A Insured: AG
5.000%, due 12/1/33	375,000	423,116
5.000%, due 12/1/35	365,000	417,227
5.000%, due 12/1/36	415,000	470,395
Southern California Public Power Authority, Revenue Bonds
Series A
5.000%, due 11/1/33	1,000,000	1,047,084

Schedule of Investments ─ NYLIM MacKay California Muni Intermediate ETF (formerly, NYLI MacKay California Muni Intermediate ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

General (continued)
Sutter Butte Flood Control Agency, Special Assessment
Insured: AG
5.000%, due 10/1/33	$500,000	$560,523
Territory of Guam, Revenue Bonds
Series F
5.000%, due 1/1/30	750,000	784,268
		26,817,307
General Obligation — 9.7%
City of Menlo Park CA, General Obligation Bonds
2.000%, due 8/1/33	420,000	364,463
Commonwealth of Puerto Rico, General Obligation Bonds
Series A1
4.000%, due 7/1/35	552,478	547,515
5.625%, due 7/1/29	500,000	527,917
Foothill-De Anza Community College District, General Obligation Bonds
4.000%, due 8/1/40	1,000,000	970,052
Grossmont Healthcare District, General Obligation Bonds
Series F
5.000%, due 7/15/32	350,000	389,949
Palomar Health, General Obligation Bonds
Series A
5.360%, due 8/1/36(c)	260,000	160,785
Southwestern Community College District, General Obligation Bonds
Series D
3.000%, due 8/1/41	1,500,000	1,274,910
State of California, General Obligation Bonds
3.000%, due 9/1/36	1,155,000	1,059,636
5.000%, due 4/1/33	1,000,000	1,052,217
5.000%, due 8/1/37	500,000	554,759
Insured: AG
5.250%, due 8/1/32	1,000,000	1,108,871
West Valley-Mission Community College District, General Obligation Bonds
Series C
4.000%, due 8/1/50	750,000	709,062
		8,720,136
Higher Education — 2.8%
California Municipal Finance Authority, Revenue Bonds
Series A
5.000%, due 4/1/32	855,000	890,599
California State University, Revenue Bonds
Series A
3.200%, due 11/1/37	545,000	545,063
5.000%, due 11/1/34	250,000	283,716
University of California, Revenue Bonds
Series BS
5.000%, due 5/15/32	420,000	464,283
5.000%, due 5/15/37	350,000	386,232
		2,569,893
Housing — 1.1%
California Community College Financing Authority, Revenue Bonds
5.000%, due 5/1/38	400,000	404,870
	Principal Amount	Value
Municipal Bonds (continued)

Housing (continued)
California Municipal Finance Authority, Revenue Bonds
Series A
5.250%, due 7/1/45	$500,000	$502,698
		907,568
Medical — 11.4%
California Health Facilities Financing Authority, Revenue Bonds
Series A
5.000%, due 4/1/32	1,195,000	1,270,712
5.000%, due 12/1/36	1,000,000	1,066,282
Series B
4.000%, due 8/15/36	500,000	499,979
California Municipal Finance Authority, Revenue Bonds
5.000%, due 9/1/32	225,000	234,713
5.000%, due 9/1/33	225,000	234,860
5.000%, due 9/1/34	245,000	254,908
5.000%, due 9/1/35	260,000	269,422
5.000%, due 9/1/36	225,000	232,194
Insured: CA MTG INS
2.500%, due 9/1/34	825,000	717,229
3.000%, due 2/1/33	270,000	259,341
Series A
3.000%, due 7/1/28	500,000	492,595
California Statewide Communities Development Authority, Revenue Bonds
Series A
5.000%, due 3/1/28	1,200,000	1,201,043
5.000%, due 3/1/35	500,000	500,256
Series B
5.000%, due 10/1/35	1,000,000	1,108,535
Pennsylvania Economic Development Financing Authority, Revenue Bonds
Series D
3.000%, due 5/15/53(a)(b)	1,000,000	1,000,000
Sierra View Local Health Care District, Revenue Bonds
3.000%, due 7/1/30	750,000	718,712
		10,060,781
Mello-Roos — 6.0%
Anaheim Community Facilities District, Special Tax
Series 1
4.000%, due 9/1/41	1,240,000	1,146,117
California Municipal Finance Authority, Special Tax
Series B
4.000%, due 9/1/35	560,000	547,109
City of South San Francisco CA, Special Tax
5.000%, due 9/1/40	375,000	383,123
Folsom Ranch Financing Authority, Special Tax
5.000%, due 9/1/39	500,000	507,387
Orange County Community Facilities District, Special Tax
Series A
5.000%, due 8/15/41	775,000	798,007
Perris Union High School District Financing Authority, Special Tax
Insured: AG
5.000%, due 9/1/32	650,000	712,794
5.000%, due 9/1/33	520,000	577,308
5.000%, due 9/1/34	350,000	391,121

Schedule of Investments ─ NYLIM MacKay California Muni Intermediate ETF (formerly, NYLI MacKay California Muni Intermediate ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Mello-Roos (continued)
Romoland School District, Special Tax
Series 1
5.000%, due 9/1/46	$370,000	$371,944
		5,434,910
Multifamily Housing — 8.1%
California Housing Finance Agency, Revenue Bonds
Series 2021-2 A Insured: FHLMC COLL
3.750%, due 3/25/35	232,591	230,670
California Municipal Finance Authority, Revenue Bonds
Series 1
2.950%, due 9/1/56(a)(b)	1,000,000	990,954
Series A
2.950%, due 1/1/56(a)(b)	1,000,000	996,264
2.950%, due 6/1/58(a)(b)	1,000,000	992,606
3.250%, due 6/1/56(a)(b)	1,000,000	993,647
City of San Jose CA, Revenue Bonds
Series A
3.050%, due 5/1/66(a)(b)	1,500,000	1,487,228
Marina Joint Powers Financing Authority, Revenue Bonds
Insured: FNMA COLL
3.400%, due 3/1/36	1,000,000	985,793
Public Finance Authority
Series 1
5.400%, due 6/20/44	499,787	514,406
		7,191,568
Nursing Homes — 0.6%
California Statewide Communities Development Authority, Revenue Bonds
4.000%, due 4/1/36	580,000	576,453

Pollution — 0.6%
California Municipal Finance Authority, Revenue Bonds
Series A
4.375%, due 9/1/53(a)(b)	500,000	517,100

Power — 0.8%
Southern California Public Power Authority, Revenue Bonds
Series 1 Insured: BAM
5.000%, due 7/1/35	200,000	221,807
Series 2
5.000%, due 7/1/53(a)(b)	500,000	520,757
		742,564
School District — 12.0%
Acalanes Union High School District, General Obligation Bonds
0.000%, due 8/1/35(c)	1,075,000	771,258
Alameda Unified School District-Alameda County, General Obligation Bonds
5.000%, due 8/1/39	1,000,000	1,115,622
Alum Rock Union Elementary School District, General Obligation Bonds
Series A Insured: BAM
5.000%, due 8/1/37	420,000	471,337
Series B Insured: BAM
5.000%, due 8/1/33	290,000	325,682
	Principal Amount	Value
Municipal Bonds (continued)

School District (continued)
Bakersfield City School District, General Obligation Bonds
Series C
1.820%, due 5/1/37	$1,210,000	$971,929
Beverly Hills Unified School District CA, General Obligation Bonds
4.410%, due 8/1/37(c)	580,000	359,033
El Monte Union High School District, General Obligation Bonds
Insured: AG
3.740%, due 6/1/36(c)	140,000	97,267
Fremont Unified School District/Alameda County CA, General Obligation Bonds
Series D
2.000%, due 8/1/35	420,000	345,178
Gilroy Unified School District, General Obligation Bonds
4.000%, due 8/1/33	1,155,000	1,155,271
Manteca Unified School District, General Obligation Bonds
Series A
3.000%, due 8/1/41	1,000,000	823,698
Novato Unified School District, General Obligation Bonds
Series B
2.000%, due 8/1/33	500,000	436,437
Oxnard School District, General Obligation Bonds
3.060%, due 2/1/31(c)	1,000,000	856,002
Pasadena Unified School District, General Obligation Bonds
5.000%, due 8/1/35	500,000	571,214
San Lorenzo Unified School District, General Obligation Bonds
2.750%, due 8/1/35	745,000	659,609
San Mateo Union High School District, General Obligation Bonds
Series B
4.000%, due 9/1/34	455,000	466,099
West Contra Costa Unified School District, General Obligation Bonds
Insured: BAM
5.000%, due 8/1/33	255,000	288,244
Series A Insured: BAM
5.000%, due 8/1/32	365,000	407,786
Series B Insured: BAM
5.000%, due 8/1/39	600,000	656,501
		10,778,167
Transportation — 2.0%
Alameda Corridor Transportation Authority, Revenue Bonds
Series B Insured: AG
3.000%, due 10/1/34	250,000	232,866
California Municipal Finance Authority, Revenue Bonds
Series A
5.000%, due 3/1/34	900,000	995,691
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series A Insured: AG
5.500%, due 1/15/31	500,000	555,107
		1,783,664

Schedule of Investments ─ NYLIM MacKay California Muni Intermediate ETF (formerly, NYLI MacKay California Muni Intermediate ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Water — 3.5%
City of Los Angeles CA Wastewater System Revenue, Revenue Bonds
Series C
5.000%, due 6/1/34	$500,000	$568,373
City of Riverside CA Sewer Revenue, Revenue Bonds
Series A
5.000%, due 8/1/35	400,000	461,045
City of Santa Rosa CA Wastewater Revenue, Revenue Bonds
Series B Insured: AMBAC
3.180%, due 9/1/31(c)	500,000	425,841
Guam Government Waterworks Authority, Revenue Bonds
Series A
5.000%, due 7/1/35	200,000	216,419
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series A
5.000%, due 7/1/30	500,000	526,943
San Diego Public Facilities Financing Authority, Revenue Bonds
Series A
5.000%, due 8/1/46	875,000	941,409
		3,140,030
Total Municipal Bonds
(Cost $86,921,664)		86,311,410

	Shares	Value
Short-Term Investment — 7.0%

Money Market Fund — 7.0%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%(d)
(Cost $6,263,936)	6,263,936	6,263,936

Total Investments — 103.4% (Cost $93,185,600)		92,575,346
Other Assets and Liabilities, Net — (3.4)%		(3,016,668)
Net Assets — 100.0%		$89,558,678

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2026.
(b)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(c)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(d)	Reflects the 1-day yield at July 31, 2026.

Abbreviations
AG	- Assured Guaranty Ltd.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
SOFR	- Secured Overnight Financing Rate

Schedule of Investments ─ NYLIM MacKay California Muni Intermediate ETF (formerly, NYLI MacKay California Muni Intermediate ETF) (continued)

July 31, 2026 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Municipal Bonds	$—	$86,311,410	$—	$86,311,410
Short-Term Investment:
Money Market Fund	6,263,936	—	—	6,263,936
Total Investments in Securities	$6,263,936	$86,311,410	$—	$92,575,346

(e)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.